LEASES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Schedule of components of lease expense

	Three months ended March 31,
	2026	2025
Operating lease cost	$-	$26
Short-term lease cost	-	4
Total lease costs	$-	$30

	Years ended December 31,
	2025	2024
Operating lease cost	$65	$127
Short-term lease cost	14	18
Total lease costs	$79	$145

Schedule of supplemental information related to leases

	March 31, 2026	December 31, 2025
Operating Lease right-of-use asset	$-	$-

Current portion of operating lease liabilities	-	-
Non-current portion of operating lease liabilities	-	-
Total operating lease liabilities	$-	$-

Cash paid for amounts included in the measurement of operating lease liabilities	$-	$65

Right-of-use assets obtained in exchange for operating lease liabilities	$-	$-

Weighted-average remaining lease term for operating leases (years)	-	-
Weighted average discount rate for operating leases	-	-

	December 31, 2025	December 31, 2024
Operating Lease right-of-use asset	$-	$236

Current portion of operating lease liabilities	-	108
Non-current portion of operating lease liabilities	-	139
Total operating lease liabilities	$-	$247

Cash paid for amounts included in the measurement of operating lease liabilities	$65	$126

Right-of-use assets obtained in exchange for operating lease liabilities	$-	$-

Weighted-average remaining lease term for operating leases (years)	-	2.3
Weighted average discount rate for operating leases	-	6.0%

Open World Ltd. [Member]
Schedule of operating lease assets and liabilities

	March 31, 2026	December 31, 2025
Operating lease Right-of-use asset, net	$912,147	$982,858
Lease Liability:
Operating lease liability, current	290,140	284,651
Operating lease liability, non-current	650,124	723,844
Total operating lease liability	$940,264	$1,008,495

	December 31, 2025	December 31, 2024
Right-of-use asset, net	982,858	1,258,424
Lease Liability:
Current portion of lease liability	284,651	263,352
Non-current portion of lease liability	723,844	1,008,495
Total lease liability	1,008,495	1,271,847

Schedule of maturity of lease liabilities

Year	Total ($)
2026	$243,095
2027	331,432
2028	341,381
2029	85,971
Total undiscounted lease payments	$1,001,879
Less: imputed interest	(61,615)
Present value of lease liability	$940,264

Year	Total ($)
2026	321,762
2027	331,432
2028	341,381
2029	85,971
Total undiscounted lease payments	1,080,546
Less: imputed interest	(72,051)
Present value of lease liability	1,008,495